Other Assets	12 Months Ended
Dec. 31, 2020
Disclosure of other current assets [text block] [Abstract]
OTHER ASSETS
11.	OTHER ASSETS

	2020	2019
	USD ‘000	USD ‘000
Accrued interest income	4,213	2,580
Listing transaction deferred cost	-	1,855
Prepaid expenses	1,978	1,303
Refundable deposits	121	119
Employees receivables	7	60
Funds held in trust accounts	2,103	1,518
Income tax receivables	120	133
Trade receivables	13	7
Investments proceeds receivables	894	-
Others	113	179
	9,562	7,754

The carrying values of the other assets above as at years ending 31 December 2020 and 2019 approximate fair value.